Filed pursuant to Rule 497(a)

File No. 333-220385

Rule 482ad

Capital Southwest Corporation Q4 2018 Earnings Presentation 5400 Lyndon B. Johnson Freeway, Suite 1300 Dallas, Texas 75240 214.238.5700 capitalsouthwest.com June 5, 2018

This presentation contains forward-looking statements within the meaning of The Private Securities Litigation Reform Act of 1995 relating to, among other things, the business, market conditions, financial condition and results of operations of Capital Southwest, the anticipated investment strategies and investments of Capital Southwest, and future market demand. Any statements that are not statements of historical fact are forward-looking statements. Forward-looking statements are often, but not always, preceded by, followed by, or include words such as "believe," "expect," "intend," "plan," "should" or similar words, phrases or expressions or the negative thereof. These statements are made on the basis of the current beliefs, expectations and assumptions of the management of Capital Southwest and speak only as of the date of this presentation. There are a number of risks and uncertainties that could cause Capital Southwest’s actual results to differ materially from the forward-looking statements included in this presentation. For a further discussion of some of the risks and uncertainties applicable to Capital Southwest and its business, see Capital Southwest’s Annual Report on Form 10-K for the fiscal year ended March 31, 2018 and its subsequent filings with the Securities and Exchange Commission. Other unknown or unpredictable factors could also have a material adverse effect on Capital Southwest’s actual future results, performance, or financial condition. As a result of the foregoing, readers are cautioned not to place undue reliance on these forward-looking statements. Capital Southwest does not assume any obligation to revise or to update these forward-looking statements, whether as a result of new information, subsequent events or circumstances, or otherwise, except as may be required by law. Forward-Looking Statements

Bowen S. Diehl President and Chief Executive Officer Michael S. Sarner Chief Financial Officer Chris Rehberger VP Finance / Treasurer Conference Call Participants

CSWC is a middle-market lending firm focused on supporting the acquisition and growth of middle-market companies across the capital structure CSWC was formed in 1961, and became a BDC in 1988 Publicly-traded on Nasdaq: Common Stock (“CSWC”) and Unsecured Notes (“CSWCL”) Internally Managed BDC with RIC status for tax purposes December 2014 announced intent to spin-off of industrial growth company (“CSW Industrials”; Nasdaq: CSWI) tax free January 2015 launched credit investment strategy September 2015 completed tax free spin off of CSWI 19 employees based in Dallas, Texas Total Balance Sheet Assets of $417 MM as of March 31, 2018 Manage I-45 Senior Loan Fund (“I-45 SLF”) in partnership with Main Street Capital (Nasdaq: “MAIN”) CSWC Company Overview

Earned Pre-Tax NII of $1.02 per share in FY 2018 versus $0.61 per share in FY 2017 NAV grew to $19.08 per share at 3/31/18 from $17.80 per share at 3/31/17 Total Return on Equity of 13.7% for FY 2018 versus 8.5% in FY 2017 Total Dividends increased 25% to $0.99 per share in FY 2018 versus $0.79 per share in FY 2017 Grew total debt commitments from both our Revolving Line of Credit and Unsecured Notes to $267.5 MM from $100 MM at the end of FY 2017 Raised $57.5 MM of Unsecured Notes (Nasdaq: “CSWCL”) Increased commitments under the revolving line of credit to $180 MM from $100 MM, while amending terms and increasing the tenor Subsequent to year end, further increased revolving line of credit to $210 MM with the addition of a new lender in April 2018 and an increase in commitment from an existing lender in May 2018 Grew Investment Portfolio outstanding $106 MM or 37% from $287 MM to $393 MM Originated $169MM in total commitments to 17 companies Exited 11 companies for $61 MM proceeds generating a weighted average IRR of 12.2% Fiscal Year 2018 Highlights

Financial Highlights Q4 2018 Pre-Tax Net Investment Income (“NII”) of $4.5 MM or $0.28 per share Less than $0.01 per share from combination of fees on prepayments and PIK income Declared and Paid Quarterly Dividend of $0.28 per share Total Annualized Earnings Return on Equity of 20.1% for the quarter NAV per share increased to $19.08 from $18.44 in prior quarter Net Portfolio Growth of 7%, increasing portfolio assets to $393 MM from $367 MM in prior quarter $26.7 MM committed in two new originations and two add-ons $5 MM proceeds received from one portfolio exit Received $2.2 MM dividend from I-45 SLF, an effective yield of 13.0% at fair value $140 MM available on Credit Facility and $7.9 MM in cash and cash equivalents as of quarter end Purchased 35,911 shares for an average price of $16.37 per share under our Share Repurchase Program Q4 2018 Highlights

1.2% 1.8% 3.0% 4.2% 10.6%1 5.2% 5.6% 6.3% 6.6% In FY 2018, CSWC generated $1.02 per share in Pre-Tax NII and paid out $0.99 per share in regular dividends LTM dividend coverage of 103% of Pre-Tax NII Nine consecutive quarters of regular dividend per share growth In addition, paid out a Supplemental Dividend of $0.26 in fiscal year Q4 2017 generated primarily from realized gains Dividend Yield increased to 6.6% at 3/31/18 NAV increased to $19.08 per share at 3/31/18 from $17.80 per share at 3/31/17 Track Record of Dividend and NAV Growth Continues The Supplemental Dividend of $0.26 is included in the Dividend Yield calculation Note: Adjusted NAV per Share calculation adds back Supplemental Dividends only Dividend Yield – Annualized Total Dividend / CSWC Share Price at Qtr. End $0.50 $0.45 $0.40 $0.35 $0.30 $0.25 $0.20 $0.15 $0.10 $0.05 $0.00 $17.34 $17.39 $17.74 $17.88 $17.88 $0.26 $18.06 $17.80 $18.22 $17.96 $18.52 $18.26 $18.70 $18.44 $19.34 $19.08 $19.50 $19.00 $18.50 $18.00 $17.50 $17.00 $16.50 $16.00 $0.04 $0.06 $0.11 $0.17 $0.19 $0.21 $0.24 $0.26 $0.28 3/31/2016 6/30/2016 9/30/2016 12/31/2016 3/31/2017 6/30/2017 9/30/2017 12/31/2017 3/31/2018 Dividend/share NAV/ share regular dividend per share supplemental dividend per share nav per share adj. nav per share

CORE: Lower Middle Market (“LMM”): CSWC led or Club Deals Companies with EBITDA between $3 MM and $15 MM Typical leverage of 2x – 4x Debt to EBITDA through CSWC debt Commitment size up to $25 MM with hold sizes generally $10 MM to $20 MM Both Sponsored and Non-sponsored deals Securities include first lien, unitranche, second lien and subordinated debt Frequently make equity co-investments alongside CSWC debt OPPORTUNISTIC: Upper Middle Market (“UMM”): Syndicated or Club, First and Second Lien Companies typically have in excess of $50 MM in EBITDA Typical leverage of 3x – 5.5x Debt to EBITDA through CSWC debt position Hold sizes generally $5 MM to $15 MM Floating Rate first and second Lien debt securities More liquid assets relative to Lower Middle Market investments Provides flexibility to invest/divest opportunistically based on market conditions and liquidity position Two Pronged Investment Strategy

Steady Quarter of CSWC Originations $26.7 MM in new committed investments during the quarter ($20.3 MM funded at close) at a weighted average debt YTM of 11.2% At close, $2.0 MM Revolver was unfunded At close, $2.0 MM Revolver was unfunded and $1.5 MM DDTL was unfunded At close, $900k DDTL was unfunded Note: Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Q4 2018 Portfolio Originations Name Industry Type Market Total Commitment (in $000s) Debt Spread Debt Yield to Maturity Prism Spectrum Holdings, LLC (1) Environmental Services RLOC / 1st Lien / Equity LMM $8,017 9.50% 12.9% ITA Holdings Group, LLC (2) Transportation & Logistics RLOC / 1st Lien / DDTL / Equity LMM $14,500 8.5% 11.2% Digital River Add-On Software & IT Services 1st Lien UMM $1,972 6.50% 7.8% LGM Pharma Add-On (3) Healthcare Products 1st Lien / DDTL LMM $2,200 8.50% 10.7% Total $26,689 11.2%

CSWC Portfolio Prepayments Prepayments continue to demonstrate our track record of generating attractive risk adjusted returns on shareholders’ capital During the quarter, prepayments slowed as we received $5.0 MM in proceeds from one Upper Middle Market exit, generating an IRR of 13.0% Cumulative IRR of 16.9% on 19 portfolio exits for $122 MM in proceeds since launch of credit strategy in January 2015 Note: Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Q4 2018 Portfolio Exits Name Industry Type Market Proceeds (in $000s) Realized Gain (in $000s) IRR Argon Medical Healthcare Products 2nd Lien UMM $5,000 $114 13.0% Total / Wtd. Avg. $5,000 $114 13.0%

CSWC Portfolio Asset Mix by Market Maintaining appropriate portfolio leverage while receiving attractive risk adjusted returns Note: All metrics above exclude the I-45 Senior Loan Fund At March 31, 2018, we had equity ownership in approximately 73.7% of our LMM investments The weighted-average annual effective yields were computed using the effective interest rates for all debt investments at cost as of March 31, 2018, including accretion of original issue discount but excluding fees payable upon repayment of the debt instruments and any debt investments on non-accrual status. As of March 31, 2018, there were no investments on non-accrual status. Weighted-average annual effective yield is higher than what an investor in shares in our common stock will realize on its investment because it does not reflect our expenses or any sales load paid by an investor. Weighted average metrics are calculated using investment cost basis weighting Includes CSWC debt investments only. Calculated as the amount of each portfolio company’s debt (including CSWC’s position and debt senior or pari passu to CSWC’s position, but excluding debt subordinated to CSWC’s position) in the capital structure divided by each portfolio company’s adjusted EBITDA. Management uses this metric as a guide to evaluate relative risk of its position in each portfolio debt investment Investment Portfolio - Statistics at 3/31/18 US$ in 000s Lower Middle Market (1) Upper Middle Market Number of Portfolio Companies 19 10 Total Cost $204,331 $66,266 Total Fair Value $259,116 $66,866 Average Hold Size (at Cost) $10,754 $6,627 % First Lien Investments (at Cost) 74.2% 65.2% % Second Lien Investments (at Cost) 0.0% 34.8% % Subordinated Debt Investments (at Cost) 9.3% 0.0% % Equity (at Cost) 16.5% 0.0% Wtd. Avg. Yield (2)(3) 11.9% 10.2% Wtd. Avg. EBITDA of Issuer ($MM's) (3) $8.6 $86.2 Wtd. Avg. Leverage through CSWC Security (3) (4) 3.3x 4.3x

Robust Lower Middle Market First Lien Portfolio CSWC Credit Portfolio continues to migrate to LMM and First Lien Investments LMM Investments have increased to 72% of the credit portfolio at 3/31/18 from 18% at 6/30/16 First Lien Investments have increased to 82% of the credit portfolio at 3/31/18 from 42% at 6/30/16 Portfolio Heavily Weighted to First Lien Robust LMM Portfolio Growth

CSWC Portfolio Mix as of 3/31/18 at Fair Value Current Investment Portfolio (By Type) Current Investment Portfolio (By Industry) Current Investment Portfolio of $393 MM continues to be granular and diverse

Interest Rate Sensitivity Fixed vs. Floating Portfolio Composition (1) Debt Portfolio Exposure at 3/31/18 Well-Positioned for Rising Interest Rate Environment Note: Illustrative change in NII is based on a projection of CSWC’s existing debt investments as of 3/31/18, adjusted only for changes in Base Interest Rate. Base Interest Rate used in this analysis is 3-Month LIBOR of 2.31% at 3/31/18. The results of this analysis include the I-45 Senior Loan Fund, which is comprised of 100% floating rate assets and liabilities. (1) Portfolio Composition includes I-45 assets pro rata as a % of CSWC’s equity investment in the fund Change in Base Interest Rates Illustrative NII Change ($'s) Illustrative NII Change (Per Share) 50 bps $1,221,217 $0.08 100bps $2,442,433 $0.15 150bps $3,663,650 $0.23 200bps $4,884,866 $0.30

I-45 Portfolio Overview Current I-45 Portfolio (By Industry) I-45 loan portfolio of $221 MM is 94% first lien with average hold size of 2.3% (1) Through I-45 Security Telecommunications Retail Capital Equipment Aerospace & Defense Healthcare & Pharmaceuticals Current I-45 Portfolio (By Type) (In Thousands) 6/30/2017 9/30/2017 12/31/2017 3/31/2018 Total Debt Investments at Fair Value $209,863 $223,807 $217,964 $220,807 Number of Issuers 46 46 44 43 Wtd. Avg. Issuer EBITDA $80,909 $79,009 $73,392 $73,995 Avg. Investment Size as a % of Portfolio 2.2% 2.2% 2.3% 2.3% Wtd. Avg. Net Leverage on Investments (1) 3.5x 3.5x 3.3x 3.6x Wtd. Avg. Yield 7.9% 7.7% 7.4% 7.5% Wtd. Avg. Duration (Yrs) 4.9 4.8 4.7 4.6 I-45 Portfolio Statistics

Income Statement (In Thousands, except per share amounts) Quarter Ended 6/30/17 Quarter Ended 9/30/17 Quarter Ended 12/31/17 Quarter Ended 3/31/18 Investment Income Interest Income $4,520 $5,282 $5,566 $6,575 Dividend Income $3,004 $3,088 $3,149 $3,069 Fees and Other Income $200 $139 $304 $230 Total Investment Income $7,724 $8,509 $9,019 $9,874 Expenses Cash Compensation $1,638 $1,606 $1,885 $1,884 Share Based Compensation $368 $384 $479 $477 General & Administrative $1,228 $1,364 $907 $1,086 Spin-off Related Expenses $172 $173 $172 $0 Total Expenses (excluding Interest) $3,406 $3,527 $3,443 $3,447 Interest Expense $738 $911 $1,275 $1,951 Pre-Tax Net Investment Income $3,580 $4,071 $4,301 $4,476 Taxes and Gain / (Loss) Income Tax Benefit (Expense) ($144) ($134) $362 ($279) Net realized gain (loss) on investments $624 $210 $617 $131 Net increase (decrease) in unrealized appreciation of investments $1,384 $4,496 $4,963 $10,649 Net increase (decrease) in net assets resulting from operations $5,444 $8,643 $10,243 $14,977 Weighted Average Diluted Shares Outstanding 16,072 16,078 16,176 16,139 Pre-Tax Net Investment Income Per Dil. Weighted Average Share $0.22 $0.25 $0.27 $0.28 Quarterly Dividends per Share $0.21 $0.24 $0.26 $0.28

Balance Sheet (In Thousands, except per share amounts) Quarter Ended 6/30/2017 Quarter Ended 9/30/2017 Quarter Ended 12/31/2017 Quarter Ended 3/31/2018 Assets Portfolio Investments $306,582 $321,860 $367,120 $393,095 Cash & Cash Equivalents $12,359 $33,329 $20,527 $7,907 Deferred Tax Asset $1,858 $1,846 $2,080 $2,050 Other Assets $10,391 $11,635 $13,123 $14,438 Total Assets $331,190 $368,670 $402,850 $417,490 Liabilities December 2022 Notes $0 $0 $55,236 $55,305 Credit Facility $25,000 $56,000 $35,000 $40,000 Payable for Unsettled Transaction $9,263 $0 $0 $0 Other Liabilities $9,500 $20,156 $14,084 $13,897 Total Liabilities $43,763 $76,156 $104,320 $109,202 Shareholders Equity Net Asset Value $287,427 $292,514 $298,530 $308,288 NAV per Share $17.96 $18.26 $18.44 $19.08 Debt to Equity 0.09x 0.19x 0.30x 0.31x Shares Outstanding at Period End 16,006 16,019 16,187 16,162

Portfolio Statistics CSWC utilizes an internal 1 - 4 investment rating system in which 1 represents material outperformance and 4 represents material underperformance. All new investments are initially set to 2 Includes dividends from Media Recovery, Inc. and I-45 Senior Loan Fund Excludes CSWC equity investment in I-45 Senior Loan Fund At Fair Value Continuing to build a well performing credit portfolio with no non-accruals (In Thousands) Quarter Ended 6/30/2017 Quarter Ended 9/30/2017 Quarter Ended 12/31/2017 Quarter Ended 3/31/2018 Portfolio Statistics Fair Value of Debt Investments $181,725 $187,316 $226,441 $239,122 Average Debt Investment Hold Size $7,269 $7,805 $8,709 $9,197 Fair Value of Debt Investments as a % of Par 99% 99% 99% 99% % of Debt Portfolio on Non-Accrual (at Fair Value) 0.0% 0.0% 0.0% 0.0% Weighted Average Investment Rating (1) 2.0 2.0 2.0 2.0 Weighted Average Yield on Debt Investments 10.51% 10.71% 10.95% 11.46% Total Fair Value of Portfolio Investments $306,582 $321,860 $367,120 $393,095 Weighted Average Yield on all Portfolio Investments (2) 10.43% 10.65% 10.55% 10.48% Investment Mix (Debt vs. Equity) (3) (4) 76% / 24% 74% / 26% 75% / 25% 73% / 27% Investment Mix (Yielding vs. Non-Yielding) (4) 95% / 5% 94% / 6% 94% / 6% 92% / 8%

Significant Unused Debt Capacity with Long-Term Duration As of March 31, 2018, CSWC’s credit facility had $180.0 MM in total commitments with $40.0 MM drawn. The facility was increased subsequent to quarter end to $210.0 MM with the addition of a new lender in April 2018 and an increase in commitments from an existing lender in May 2018. The facility has an accordion feature which allows for an increase in total commitments up to $250.0 MM. Based upon outstanding balances as of March 31, 2018 Issued in December 2017; redeemable at CSWC’s option beginning December 2019 Earliest Debt Maturity occurs in November 2021 Facility Total Commitments Interest Rate Maturity Principal Drawn Credit Facility (1) $210.0 MM L + 3.00% with Step-Down November 2021 $40.0 MM (1) December 2022 Notes ("NASDAQ: CSWCL") $57.5 MM 5.95% December 2022 $57.5 MM

Investment Income Detail Constructing a portfolio of investments with recurring cash yield Non-Recurring income principally made up of acceleration of unamortized OID and prepayment fees PIK and OID income remain a minor portion of Investment Income Lower non-recurring prepayment fees in Q4 2018 versus previous quarter (In Thousands) Quarter Ended 6/30/17 Quarter Ended 9/30/17 Quarter Ended 12/31/17 Quarter Ended 3/31/18 Investment Income Breakdown Cash Interest $4,264 $5,082 $5,357 $6,300 Cash Dividends $3,004 $3,018 $3,076 $2,990 PIK Income $73 $70 $72 $91 Amortization of purchase discounts and fees $183 $200 $209 $264 Management/Admin Fees $128 $139 $146 $184 Other Fees (non-recurring) $3 $0 $0 $0 Prepayment Fees & Other Income $72 $0 $159 $45 Total Investment Income $7,724 $8,509 $9,019 $9,874 Key Metrics Cash Income as a % of Investment Income 97% 97% 97% 96% % of Total Investment Income that is Recurring (1) 93% 97% 95% 98%

Financial Highlights Strong Earnings ROE as Portfolio continues to appreciate Quarter Ended 6/30/2017 Quarter Ended 9/30/2017 Quarter Ended 12/31/2017 Quarter Ended 3/31/2018 Financial Highlights Pre-Tax Net Investment Income Per Wtd Avg Diluted Share $0.22 $0.25 $0.27 $0.28 Annualized Pre-Tax Net Investment Income Return on Equity (ROE) 5.00% 5.64% 5.82% 6.02% Realized Earnings Per Wtd Avg Diluted Share $0.25 $0.26 $0.33 $0.27 Annualized Realized Earnings ROE 5.68% 5.75% 7.15% 5.82% Earnings Per Wtd Avg Diluted Share $0.34 $0.54 $0.63 $0.93 Annualized Earnings Return on Equity (ROE) 7.61% 11.97% 13.87% 20.13% Quarterly Dividends Per Share $0.21 $0.24 $0.26 $0.28 NAV Per Share $17.96 $18.26 $18.44 $19.08

Corporate Information Board of Directors Senior Management Fiscal Year End Inside Directors Bowen S. Diehl March 31 Bowen S. Diehl President & Chief Executive Officer Independent Auditor Independent Directors Michael S. Sarner David R. Brooks Chief Financial Officer, Secretary & Treasurer Jack D. Furst T. Duane Morgan William R. Thomas Investor Relations Corporate Counsel John H. Wilson Michael S. Sarner Capital Southwest 214-884-3829 Corporate Offices & Website msarner@capitalsouthwest.com 5400 LBJ Freeway Transfer Agent 13th Floor Securities Listing American Stock Transfer & Trust Company, LLC Dallas, TX 75240 Nasdaq: "CSWC" (Common Stock) 800-937-5449 http://www.capitalsouthwest.com Nasdaq: "CSWCL" (Notes) www.amstock.com Contact Information National Securities Corporation Christopher R. Testa Direct: 212-417-7447 Ladenburg Thalmann Mickey M. Schleien, CFA Direct: 305-572-4131 Janney Montgomery Scott, LLC Mitchel Penn, CFA Direct: 410-583-5976 Jones Day / Eversheds Sutherland RSM US Chicago, IL Industry Analyst Coverage Firm Analyst